Risk/Return Summary - FidelityFlexGovernmentMoneyMarketFund-PRO	Apr. 02, 2024
FidelityFlexGovernmentMoneyMarketFund-PRO | Fidelity Flex Government Money Market Fund
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity Flex® Funds Fidelity Flex® Government Money Market Fund June 29, 2023 Prospectus